                        KEMPER EQUITY FUNDS/GROWTH STYLE
                         Kemper Aggressive Growth Fund
                             Kemper Blue Chip Fund
                               Kemper Growth Fund
                        Kemper Quantitative Equity Fund
                    Kemper Small Capitalization Equity Fund
                             Kemper Technology Fund
                            Kemper Total Return Fund
                         Kemper Value Plus Growth Fund
                            SUPPLEMENT TO PROSPECTUS
                             DATED FEBRUARY 1, 1998
                           -------------------------
                              KEMPER INCOME FUNDS
                  Kemper Adjustable Rate U.S. Government Fund
                         Kemper Diversified Income Fund
                     Kemper U.S. Government Securities Fund
                            Kemper High Yield Series
                     comprised of the following two series:
                             Kemper High Yield Fund
                       Kemper High Yield Opportunity Fund
                  Kemper Income and Capital Preservation Fund
             Kemper Portfolios including the following two series:
                           Kemper U.S. Mortgage Fund
                   Kemper Short-Intermediate Government Fund
                            SUPPLEMENT TO PROSPECTUS
                            DATED DECEMBER 30, 1997
                           -------------------------
                           KEMPER CASH RESERVES FUND
                        (A SERIES OF KEMPER PORTFOLIOS)
                            SUPPLEMENT TO PROSPECTUS
                            DATED DECEMBER 30, 1997
                           -------------------------
                     KEMPER GLOBAL AND INTERNATIONAL FUNDS
                            Kemper Asian Growth Fund
                               Kemper Europe Fund
                           Kemper Global Income Fund
                           Kemper International Fund
                            SUPPLEMENT TO PROSPECTUS
                              DATED MARCH 1, 1998
                           -------------------------
                          KEMPER TAX-FREE INCOME FUNDS
                     Kemper National Tax-Free Income Series
                     comprised of the following two series:
                           Kemper Municipal Bond Fund
                    Kemper Intermediate Municipal Bond Fund
                      Kemper State Tax-Free Income Series
                    comprised of the following eight series:
                     Kemper California Tax-Free Income Fund
                      Kemper Florida Tax-Free Income Fund
                      Kemper Michigan Tax-Free Income Fund
                     Kemper New Jersey Tax-Free Income Fund
                      Kemper New York Tax-Free Income Fund
                        Kemper Ohio Tax-Free Income Fund
                    Kemper Pennsylvania Tax-Free Income Fund
                       Kemper Texas Tax-Free Income Fund
                            SUPPLEMENT TO PROSPECTUS
                            DATED NOVEMBER 26, 1997
                           -------------------------
                         KEMPER ASSET ALLOCATION FUNDS
                          Kemper Horizon 20+ Portfolio
                          Kemper Horizon 10+ Portfolio
                           Kemper Horizon 5 Portfolio
                            SUPPLEMENT TO PROSPECTUS
                            DATED NOVEMBER 21, 1997
                           -------------------------
                        KEMPER EQUITY FUNDS/VALUE STYLE
                           Kemper Value Series, Inc.
                    comprised of the following three series:
                             Kemper Contrarian Fund
                     Kemper-Dreman High Return Equity Fund
                          Kemper Small Cap Value Fund
                            SUPPLEMENT TO PROSPECTUS
                              DATED APRIL 1, 1998
                           -------------------------
                           KEMPER TARGET EQUITY FUND
                       Kemper Retirement Fund Series VII
                            SUPPLEMENT TO PROSPECTUS
                             DATED NOVEMBER 1, 1997
                           -------------------------
                        KEMPER EQUITY FUNDS/VALUE STYLE
                       Kemper U.S. Growth and Income Fund
                            SUPPLEMENT TO PROSPECTUS
                             DATED JANUARY 30, 1998
                           -------------------------
                        KEMPER EQUITY FUNDS/VALUE STYLE
                     Kemper-Dreman Financial Services Fund
                            SUPPLEMENT TO PROSPECTUS
                              DATED MARCH 9, 1998
                           -------------------------
                                 KEMPER GLOBAL
                            AND INTERNATIONAL FUNDS
                          Kemper Global Blue Chip Fund
                  Kemper International Growth and Income Fund
                      Kemper Emerging Markets Income Fund
                      Kemper Emerging Markets Growth Fund
                           Kemper Latin America Fund
                            SUPPLEMENT TO PROSPECTUS
                            DATED DECEMBER 31, 1997
                          AS REVISED JANUARY 14, 1998
                           -------------------------
                        KEMPER EQUITY FUNDS/GROWTH STYLE
                           Kemper Classic Growth Fund
                            SUPPLEMENT TO PROSPECTUS
                              DATED APRIL 16, 1998
                           -------------------------
                               KEMPER GLOBAL AND
                              INTERNATIONAL FUNDS
                          Kemper Global Discovery Fund
                            SUPPLEMENT TO PROSPECTUS
                              DATED APRIL 16, 1998
                           -------------------------

The following disclosure supplements information in each applicable Fund's prospectus.

PURCHASE OF SHARES

Effective June 30, 1998, the net asset value transfer privilege is eliminated. The net asset value transfer privilege provides for the purchase of Class A shares at net asset value to the extent the amount invested represents the net proceeds from a redemption of shares of a mutual fund that Scudder Kemper Investments, Inc. or an affiliate does not serve as investment manager provided that: (a) the investor has previously paid either an initial sales charge in connection with the purchase of the non-Kemper Fund shares redeemed or a contingent deferred sales charge in connection with the redemption of the non-Kemper Fund shares, and (b) the purchase of Fund shares is made within 90 days after the date of such redemption.

REDEMPTION OR REPURCHASE OF SHARES -- CONTINGENT DEFERRED SALES CHARGE -- CLASS C SHARES

The waiver of the contingent deferred sales charge for Class C shares has been expanded to include the following exception.

     Redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record had waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.

April 30, 1998
KMF-1S
KDI 804082

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

                        KEMPER EQUITY FUNDS/GROWTH STYLE
                         Kemper Aggressive Growth Fund
                             Kemper Blue Chip Fund
                               Kemper Growth Fund
                        Kemper Quantitative Equity Fund
                    Kemper Small Capitalization Equity Fund
                             Kemper Technology Fund
                            Kemper Total Return Fund
                         Kemper Value Plus Growth Fund
                           SUPPLEMENT TO STATEMENT OF
                             ADDITIONAL INFORMATION
                             DATED FEBRUARY 1, 1998
                           -------------------------

                              KEMPER INCOME FUNDS
                  Kemper Adjustable Rate U.S. Government Fund
                         Kemper Diversified Income Fund
                     Kemper U.S. Government Securities Fund
                            Kemper High Yield Series
                     comprised of the following two series:
                             Kemper High Yield Fund
                       Kemper High Yield Opportunity Fund
                  Kemper Income and Capital Preservation Fund
             Kemper Portfolios including the following two series:
                           Kemper U.S. Mortgage Fund
                   Kemper Short-Intermediate Government Fund
                           SUPPLEMENT TO STATEMENT OF
                             ADDITIONAL INFORMATION
                            DATED DECEMBER 30, 1997
                           -------------------------

                           KEMPER CASH RESERVES FUNDS
                        (A SERIES OF KEMPER PORTFOLIOS)
                           SUPPLEMENT TO STATEMENT OF
                             ADDITIONAL INFORMATION
                            DATED DECEMBER 30, 1997
                           -------------------------

                     KEMPER GLOBAL AND INTERNATIONAL FUNDS
                            Kemper Asian Growth Fund
                               Kemper Europe Fund
                           Kemper Global Income Fund
                           Kemper International Fund
                           SUPPLEMENT TO STATEMENT OF
                             ADDITIONAL INFORMATION
                              DATED MARCH 1, 1998
                           -------------------------

                        KEMPER EQUITY FUNDS/VALUE STYLE
                     Kemper-Dreman Financial Services Fund
                           SUPPLEMENT TO STATEMENT OF
                             ADDITIONAL INFORMATION
                              DATED MARCH 9, 1998
                           -------------------------
                        KEMPER EQUITY FUNDS/VALUE STYLE
                       Kemper U.S. Growth and Income Fund
                           SUPPLEMENT TO STATEMENT OF
                             ADDITIONAL INFORMATION
                             DATED JANUARY 30, 1998
                           -------------------------

                          KEMPER TAX-FREE INCOME FUNDS
                     Kemper National Tax-Free Income Series
                     comprised of the following two series:
                           Kemper Municipal Bond Fund
                    Kemper Intermediate Municipal Bond Fund
                      Kemper State Tax-Free Income Series
                    comprised of the following eight series:
                     Kemper California Tax-Free Income Fund
                      Kemper Florida Tax-Free Income Fund
                      Kemper Michigan Tax-Free Income Fund
                     Kemper New Jersey Tax-Free Income Fund
                      Kemper New York Tax-Free Income Fund
                        Kemper Ohio Tax-Free Income Fund
                    Kemper Pennsylvania Tax-Free Income Fund
                       Kemper Texas Tax-Free Income Fund
                           SUPPLEMENT TO STATEMENT OF
                             ADDITIONAL INFORMATION
                            DATED NOVEMBER 26, 1997
                           -------------------------
                         KEMPER ASSET ALLOCATION FUNDS
                          Kemper Horizon 20+ Portfolio
                          Kemper Horizon 10+ Portfolio
                           Kemper Horizon 5 Portfolio
                           SUPPLEMENT TO STATEMENT OF
                             ADDITIONAL INFORMATION
                            DATED NOVEMBER 21, 1997
                           -------------------------

                        KEMPER EQUITY FUNDS/VALUE STYLE
                           Kemper Value Series, Inc.
                    comprised of the following three series:
                             Kemper Contrarian Fund
                     Kemper-Dreman High Return Equity Fund
                          Kemper Small Cap Value Fund
                           SUPPLEMENT TO STATEMENT OF
                             ADDITIONAL INFORMATION
                              DATED APRIL 1, 1998
                           -------------------------

                           KEMPER TARGET EQUITY FUND
                       Kemper Retirement Fund Series VII
                           SUPPLEMENT TO STATEMENT OF
                             ADDITIONAL INFORMATION
                             DATED NOVEMBER 1, 1997
                           -------------------------

                     KEMPER GLOBAL AND INTERNATIONAL FUNDS
                          Kemper Global Blue Chip Fund
                  Kemper International Growth and Income Fund
                      Kemper Emerging Markets Income Fund
                      Kemper Emerging Markets Growth Fund
                           Kemper Latin America Fund
                           SUPPLEMENT TO STATEMENT OF
                             ADDITIONAL INFORMATION
                            DATED DECEMBER 31, 1997
                          AS REVISED JANUARY 14, 1998

The following disclosure supplements information in each Fund's Statement of Additional Information.

PURCHASE AND REDEMPTION OF SHARES

The Fund has authorized certain members of the National Association of Securities Dealers, Inc. ("NASD"), other than Kemper Distributors, Inc. ("KDI"), to accept purchase and redemption orders for the Fund's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees or Directors as the case may be ("Board") of the Fund and KDI each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Board and KDI may suspend or terminate the offering of shares of the Fund at any time for any reason.

April 30, 1998
KMF-1SS
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